SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of movement of risk reserve liability

	For the Years Ended March 31,
	(US$)	(US$)
	2017	2016
Opening balance	$2,717,335	$927,763
Liability arising at the inception of loans	7,041,697	5,715,313
Release on expiration	(2,168,547)	(3,699,071)
Payout	(2,470,347)	(143,733)
Foreign exchange translation impact	(226,548)	(82,937)

Sub-total	4,893,590	2,717,335

Transferred to insurance company	(4,893,590)	—

Ending Balance	$—	$2,717,335

Schedule of estimated useful lives of property, equipment and software, net
Useful life
Office equipment	3-5 years
Vehicle	5 years
Software	5 years
Leasehold improvements	over shorter of the lease term or expected useful life

Schedule of foreign currency translation rates

	March 31, 2018		March 31, 2017		March 31,2016
Balance sheet items, except for equity accounts, as of	US$	1=RMB6.2726	US$	1=RMB6.8832	US$	1=RMB6.4494
Amounts included in the statements of operations and cash flows for the years ended	US$	1=RMB6.6255	US$	1=RMB6.7248	US$	1=RMB6.3271